Revenue - Summary of Breakdown of Revenue by Sales Channels (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 426,178	€ 422,312	€ 308,822
Direct To Consumer (DTC) [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	247,013	247,460	186,813
Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	161,516	164,359	116,417
Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 17,649	€ 10,493	€ 5,592